Property and Equipment - Right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of use assets
Beginning balance	$ 6,254	$ 14,605
Additions	11,274	1,030	$ 10,391
Depreciation	(4,887)	(5,204)	(6,480)
Impairment	(59)
Lease modifications	(539)	(1,959)
Effect of hyperinflationary economies	60
Effect of translation	(1,037)	(2,218)
Ending balance	11,066	6,254	14,605
Lease Liabilities
Balance at beginning of period	6,075	13,847
Additions	10,158	1,057	10,160
Interest expense	1,532	1,074	1,710
Lease modifications	(628)	(2,046)
Payments	(5,123)	(6,279)	(8,666)
Effect of translation	(816)	(1,578)
Balance at end of period	$ 11,198	$ 6,075	$ 13,847